Long-Term Debt and Other Financial Liabilities, Chugoku Bank Sale and Leaseback (Details) $ in Thousands		12 Months Ended
	Mar. 09, 2022 USD ($)	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 25, 2022 USD ($)
Sale and Leaseback Transaction [Abstract]
Proceeds from drawdown		$ 53,750	$ 124,800	$ 180,320
Balance outstanding		$ 213,711	$ 235,603
Chugoku Bank Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Financing amount					$ 21,300
Proceeds from drawdown	$ 21,300
Interest rate		2.90%
Principal repayment term		8 years
Number of consecutive payment installments | Installment		32
Frequency of periodic payment		quarterly
Installment payment		$ 590
Purchase price of vessel		2,388
Balance outstanding		$ 17,259